Short-term and Long-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Short-term Borrowings

The following table presents short-term borrowings from the Funding Partners as of December 31, 2016 and 2017. Short-term borrowings includes borrowings with terms shorter than one year, the current portion of the long-term borrowings and long-term borrowings with early repayment options that are exercisable by the Funding Partners on demand:

			As of December 31,
Funding Partners	Fixed annual rate (%)	Term*	2016	2017
			RMB	RMB	US$
P2P platforms	6% to 12%	28 days to 27 months	3,141,161,270	79,410,422	12,205,158
Other institutions	5.5% to 12%	27 to 698 days	177,019,905	1,227,347,947	188,639,925
Trust beneficiaries	6% to 16%	12 to 24 months	506,719,178	5,389,958,760	828,421,494
Private financial assets trading platform	7.8% to 12%	14 to 365 days	358,330,505	1,087,388,643	167,128,574
Bank	5.70%	1 year	—	195,308,750	30,018,405

			4,183,230,858	7,979,414,522	1,226,413,556

*	Includes current portion of borrowings greater than 1 year.

Schedule of Long-term Borrowings

The following table presents long-term borrowings from Funding Partners as of December 31, 2016 and 2017:

			As of December 31,
Funding Partners	Fixed annual rate (%)	Term	2016	2017
			RMB	RMB	US$
P2P platforms	6% to 12%	13 to 34 months	76,052,124	23,905	3,674
Trust beneficiaries	7.4% to 7.5%	18 months	—	510,000,000	78,385,565

			76,052,124	510,023,905	78,389,239

Schedule of Contractual Obligations

The following table sets forth the contractual obligations which has not included impact of discount of time value as of December 31, 2016 and 2017:

	Payment due by period
	Less than 1 year	1 – 2 years	Greater than 2 years	Total
As of December 31, 2016 Long-term borrowings and interest payables (RMB)	217,633,327	78,081,207	—	295,714,534

As of December 31, 2017 Long-term borrowings and interest payables (RMB)	38,017,759	520,336,141	1,959	558,355,859

As of December 31, 2017 Long-term borrowings and interest payables (US$)	5,843,223	79,974,200	301	85,817,724